LEASES - Weighted Average (Details)	Dec. 31, 2025	Dec. 31, 2024
LEASES
Weighted average remaining lease term (in years) - operating leases	2 years 3 months 7 days	1 year 5 months 19 days
Weighted average discount rate - operating leases	10.64%	10.31%